Financing Arrangements - Summary of Debt Outstanding (Details) (Parenthetical) (10-Q) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt due date		January 2016 to January of 2017
Convertible Term Loan, Due December 2016, Interest at 10% [Member]
Debt due date	December 2016	December 2016	December 2016
Debt interest rate	10.00%	10.00%	10.00%
CConvertible Notes, Due December 2016 and June 2017, interest 0% [Member]
Debt interest rate	10.00%	10.00%
Debt maturity date start	Dec. 31, 2016	Dec. 31, 2016
Debt maturity date end	Jun. 30, 2017	Jun. 30, 2017
Series Subordinated Note, Due January 2016 Stated Interest Rate of 12% [Member]
Debt due date	January 2016	January 2016	January 2016
Debt interest rate	12.00%	12.00%	12.00%
Notes Payable, Due the Earlier of Raising $10 Million in Proceeds from Private Placements or August 2016, Interest Between 8.25% and 12% [Member]
Debt due date	August 2016	August 2016	January 2016
Proceeds from private placements	$ 10,000,000	$ 10,000,000	$ 10,000,000
Notes Payable, Due the Earlier of Raising $10 Million in Proceeds from Private Placements or August 2016, Interest Between 8.25% and 12% [Member] | Minimum [Member]
Debt interest rate	8.25%	8.25%
Notes Payable, Due the Earlier of Raising $10 Million in Proceeds from Private Placements or August 2016, Interest Between 8.25% and 12% [Member] | Maximum [Member]
Debt interest rate	12.00%	12.00%
Note Payable, Due August 2021, Interest 0% [Member]
Debt due date	August 2021	August 2021	August 2021
Debt interest rate	0.00%	0.00%	0.00%